ANALYSIS OF OPERATING SEGMENTS - Statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Interest income	$ 25,919,198	$ 26,971,902	$ 27,651,699
Income from commissions and fees	4,784,225	4,477,604	4,215,764
Income from sales of goods and services	10,396,794	11,048,600	11,223,556
Net trading income	1,402,013	1,401,734	(919,165)
Net income from other financial instruments mandatorily at fair value through profit or loss	623,163	350,919	323,685
Share of profit of equity accounted investees, net of tax	350,935	378,396	371,397
Dividends	126,700	141,867	119,988
Foreign exchange gain (loss), net	584,990	(452,635)	2,253,880
Other income	353,128	578,549	823,560
Total external income	44,541,146	44,896,936	46,064,364
Expenses
Interest expense	(18,047,867)	(20,044,491)	(21,756,449)
Net impairment loss on financial assets	(3,538,900)	(4,046,323)	(4,029,479)
Expenses from commissions and fees	(1,124,180)	(1,001,625)	(974,250)
Costs and expenses of sales goods and services	(8,309,074)	(8,571,245)	(8,005,597)
Depreciation and amortization	(770,448)	(674,201)	(630,688)
Personnel expenses	(3,231,916)	(3,022,161)	(2,856,843)
Administrative expenses	(4,697,229)	(4,292,189)	(4,199,676)
Income tax expense	(1,432,708)	(941,978)	(1,309,073)
Other expenses	(200,298)	(136,910)	(188,201)
Total Expenses	(41,352,620)	(42,731,123)	(43,950,256)
Net income from continuing operations	3,188,526	2,165,813	2,114,108
Net gain on sale of debt and equity securities	(18,431)	149,612	82,936
Gains on the sale of non-current assets held for sale	11,888	20,110	45,873
Net gain in asset valuation	71,701	27,863	82,535
Other operating income	287,970	380,964	612,216
Loss from sale of non-current assets held for sale	(2,537)	(2,064)	(250)
Other operating expenses	(197,761)	(134,846)	(187,951)
Banking Services
Income
Interest income	24,511,891	25,526,815	26,046,419
Income from commissions and fees	3,500,744	3,292,932	3,227,104
Income from sales of goods and services	102,612	100,418	107,864
Net trading income	1,052,840	794,807	(1,223,704)
Share of profit of equity accounted investees, net of tax	43,922	55,273	41,277
Dividends	8,136	6,590	6,287
Foreign exchange gain (loss), net	173,937	(102,610)	1,581,029
Other income	314,974	511,354	647,202
Total external income	29,709,056	30,185,579	30,433,478
Expenses
Interest expense	(15,408,294)	(17,097,807)	(18,422,681)
Net impairment loss on financial assets	(3,486,883)	(3,987,888)	(4,019,404)
Expenses from commissions and fees	(1,026,904)	(925,106)	(890,342)
Costs and expenses of sales goods and services	(534,802)	(490,891)	(443,840)
Depreciation and amortization	(739,030)	(645,214)	(605,861)
Personnel expenses	(2,894,761)	(2,706,135)	(2,536,809)
Administrative expenses	(4,508,170)	(4,174,647)	(4,069,433)
Income tax expense	(160,432)	24,948	177,641
Other expenses	(174,886)	(132,685)	(147,685)
Total Expenses	(28,934,162)	(30,135,425)	(30,958,414)
Net income from continuing operations	1,943,077	1,105,555	764,101
Merchant Banking
Income
Interest income	1,059,341	1,054,990	1,128,299
Income from commissions and fees	335	10,028	10,316
Income from sales of goods and services	10,202,155	10,865,477	11,069,075
Net trading income	50,778	349,599	9,659
Net income from other financial instruments mandatorily at fair value through profit or loss	623,163	350,919	323,685
Share of profit of equity accounted investees, net of tax	305,800	317,598	326,328
Dividends	118,564	135,277	113,701
Foreign exchange gain (loss), net	423,484	(375,292)	686,103
Other income	27,315	76,663	147,672
Total external income	12,810,935	12,785,259	13,814,838
Expenses
Interest expense	(2,736,632)	(3,020,339)	(3,434,024)
Net impairment loss on financial assets	(53,881)	(53,943)	(25,904)
Expenses from commissions and fees	(13,019)	(10,801)	(8,116)
Costs and expenses of sales goods and services	(7,699,096)	(8,015,947)	(7,498,858)
Depreciation and amortization	(12,611)	(10,364)	(9,093)
Personnel expenses	(91,631)	(87,926)	(84,897)
Administrative expenses	(156,494)	(151,186)	(138,700)
Income tax expense	(955,843)	(661,147)	(1,259,607)
Other expenses	(4,462)	(5,928)	(10,813)
Total Expenses	(11,723,669)	(12,017,581)	(12,470,012)
Net income from continuing operations	1,173,734	871,185	1,529,381
Pension and Severance Fund Management
Income
Interest income	45,429	50,185	117,076
Income from commissions and fees	1,283,107	1,174,644	978,344
Income from sales of goods and services	92,027	82,705	46,617
Net trading income	298,131	257,153	294,784
Foreign exchange gain (loss), net	(6,117)	20,423	(11,757)
Other income	10,839	(10,439)	28,419
Total external income	1,723,416	1,574,671	1,453,483
Expenses
Interest expense	(8,123)	(6,253)	(56,927)
Net impairment loss on financial assets	(3,440)	(6,725)	1,965
Expenses from commissions and fees	(118,263)	(101,226)	(104,773)
Costs and expenses of sales goods and services	(97,484)	(87,090)	(79,794)
Depreciation and amortization	(20,267)	(19,778)	(16,786)
Personnel expenses	(197,553)	(185,876)	(195,469)
Administrative expenses	(281,305)	(269,299)	(259,331)
Income tax expense	(289,076)	(262,774)	(172,943)
Other expenses	(20,664)	3,119	(32,721)
Total Expenses	(1,036,175)	(935,902)	(916,779)
Net income from continuing operations	703,010	654,119	560,209
Holding
Income
Interest income	302,537	339,912	359,905
Income from commissions and fees	39
Net trading income	264	175	96
Share of profit of equity accounted investees, net of tax	1,213	5,525	3,792
Foreign exchange gain (loss), net	(6,314)	4,844	(1,495)
Other income		971	267
Total external income	297,739	351,427	362,565
Expenses
Interest expense	(332,059)	(371,581)	(519,869)
Net impairment loss on financial assets	5,131	805	12,578
Expenses from commissions and fees	(478)	(465)	(430)
Depreciation and amortization	(1,455)	(1,774)	(1,736)
Personnel expenses	(48,022)	(42,295)	(39,779)
Administrative expenses	(42,388)	(37,046)	(67,494)
Income tax expense	(27,338)	(42,586)	(56,966)
Other expenses	(163)	(152)	82,111
Total Expenses	(446,772)	(495,094)	(591,585)
Net income from continuing operations	1,722,689	1,016,340	738,800
Operating segments [member] | Banking Services
Income
Total external income	30,877,239	31,240,980	31,722,515
Operating segments [member] | Merchant Banking
Income
Total external income	12,897,403	12,888,766	13,999,393
Operating segments [member] | Pension and Severance Fund Management
Income
Total external income	1,739,185	1,590,021	1,476,988
Operating segments [member] | Holding
Income
Total external income	2,169,461	1,511,434	1,330,385
Elimination of intersegment amounts [member]
Income
Interest income	(415,184)	(427,414)	(570,064)
Income from commissions and fees	(289,634)	(344,951)	(340,286)
Income from sales of goods and services	(48,772)	(44,774)	(42,541)
Net trading income	(2,995)	(191)	(7,596)
Share of profit of equity accounted investees, net of tax	(2,347,274)	(1,462,402)	(1,473,062)
Dividends	(3,938)	(2,944)	(1,902)
Other income	(34,345)	(51,589)	(29,466)
Total external income	(3,142,142)	(2,334,265)	(2,464,917)
Expenses
Interest expense	437,241	451,489	677,052
Net impairment loss on financial assets	173	1,428	1,286
Expenses from commissions and fees	34,484	35,973	29,411
Costs and expenses of sales goods and services	22,308	22,683	16,895
Depreciation and amortization	2,915	2,929	2,788
Personnel expenses	51	71	111
Administrative expenses	291,128	339,989	335,282
Income tax expense	(19)	(419)	2,802
Other expenses	(123)	(1,264)	(79,093)
Total Expenses	788,158	852,879	986,534
Net income from continuing operations	(2,353,984)	(1,481,386)	(1,478,383)
Elimination of intersegment amounts [member] | Banking Services
Income
Interest income	313,798	333,763	375,235
Income from commissions and fees	31,904	36,138	27,160
Income from sales of goods and services	33,723	31,575	2,324
Net trading income	(911)	60	80
Share of profit of equity accounted investees, net of tax	764,710	624,213	830,683
Dividends	633	698	453
Other income	24,326	28,954	53,102
Total external income	1,168,183	1,055,401	1,289,037
Elimination of intersegment amounts [member] | Merchant Banking
Income
Interest income	61,995	55,312	159,617
Income from commissions and fees	3,311	22,527	20,231
Income from sales of goods and services	2,901	1,929	1,844
Net trading income	3,719	765	2,201
Share of profit of equity accounted investees, net of tax	3,679	504	(341)
Dividends	3,305	2,246	1,449
Other income	7,558	20,224	(446)
Total external income	86,468	103,507	184,555
Elimination of intersegment amounts [member] | Pension and Severance Fund Management
Income
Interest income	416	1,158	3,588
Income from commissions and fees	616	1,295	254
Income from sales of goods and services	12,148	11,270	38,373
Net trading income	187	(634)	5,315
Other income	2,402	2,261	(24,025)
Total external income	15,769	15,350	23,505
Elimination of intersegment amounts [member] | Holding
Income
Interest income	38,975	37,181	31,624
Income from commissions and fees	253,803	284,991	292,641
Share of profit of equity accounted investees, net of tax	1,578,885	837,685	642,720
Other income	59	150	835
Total external income	$ 1,871,722	$ 1,160,007	$ 967,820